Earnings/(Loss) Per Share (Details) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares		Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares
Earnings/(Loss) per share[line items]
Profit (loss) attributable to equity holders of the Company (US$ in millions) | $		$ (1,048)			$ (1,523)			$ 2,033
Weighted average number of shares for basic earnings/(loss) per share (thousand shares)		8,092,597			8,089,202			8,085,149
Adjustments for share options (thousand shares)	[1]	0			0			5,057
Weighted average number of shares for diluted earnings/(loss) per share (thousand shares)		8,092,597			8,089,202			8,090,206
Earnings/(loss) per share, basic(ii) | (per share)		$ (0.1295)	$ (1.0100)	[2]	$ (0.1882)	$ (1.4590)	[2]	$ 0.2514	$ 1.9579	[2]
Earnings/(loss) per share, diluted(ii) | (per share)		$ (0.1295)	$ (1.0100)	[2]	$ (0.1882)	$ (1.4590)	[2]	$ 0.2513	$ 1.9571	[2]
Hong Kong, Dollars [Member]
Earnings/(Loss) per share[line items]
Exchange rate for translation	[2]	7.7994	7.7994		7.7526	7.7526		7.7879	7.7879

[1]	The computation of the diluted loss per share for the years ended December 31, 2020 and 2021 did not assume the exercise of the Company's share options because the exercise would result in a decrease in loss per share.
[2]	The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2019, 2020 and 2021 of US$1.00 to HK$7.7879, US$1.00 to HK$7.7526 and US$1.00 to HK$7.7994, respectively.